Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year	2031	2031	2031
2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year	2032	2032	2032
2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year	2033	2033
2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year	2034	2034
2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year		2029	2029
2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Life year		2030	2030
Jafrafin, S.A. de C.V. [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	$ 12,162	$ 14,459	$ 8,515
Jafrafin, S.A. de C.V. [Member] | 2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	161	2,932	2,793
Jafrafin, S.A. de C.V. [Member] | 2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	6,265	6,007	5,722
Jafrafin, S.A. de C.V. [Member] | 2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	3,553	3,406
Jafrafin, S.A. de C.V. [Member] | 2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	$ 2,183	2,114
Jafrafin, S.A. de C.V. [Member] | 2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.
Jafrafin, S.A. de C.V. [Member] | 2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.
Jafra Cosmetics International, S.A. de C.V. [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.		61,805	20,859
Jafra Cosmetics International, S.A. de C.V. [Member] | 2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.
Jafra Cosmetics International, S.A. de C.V. [Member] | 2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.		9,555	9,102
Jafra Cosmetics International, S.A. de C.V. [Member] | 2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.
Jafra Cosmetics International, S.A. de C.V. [Member] | 2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.		39,909
Jafra Cosmetics International, S.A. de C.V. [Member] | 2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.		8,618	8,210
Jafra Cosmetics International, S.A. de C.V. [Member] | 2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.		$ 3,723	$ 3,547